LEASING (Tables)	12 Months Ended
Dec. 31, 2022
LEASING
Schedule of right-of-use assets recognized by the company

		Other plant and
	Land and	operating
USDm	buildings	equipment

Cost:
Balance as of 01 January 2022	10.9	0.7
Exchange rate adjustments	(0.3)	—
Additions	0.3	0.1
Additions from business combinations	1.1	0.9
Disposals	—	(0.4)
Balance as of 31 December 2022	12.0	1.3

Depreciation:
Balance as of 01 January 2022	6.1	0.5
Exchange rate adjustment	(0.2)	—
Disposals	—	(0.3)
Depreciation for the year	2.3	0.2
Balance as of 31 December 2022	8.2	0.4

Carrying amount as of 31 December 2022	3.8	0.9

		Other plant and
	Land and	operating
USDm	buildings	equipment

Cost:
Balance as of 01 January 2021	11.7	0.6
Exchange rate adjustments	(0.1)	—
Additions	0.1	0.2
Disposals	(0.8)	(0.1)
Balance as of 31 December 2021	10.9	0.7

Depreciation:
Balance as of 01 January 2021	4.6	0.4
Disposals	(0.8)	(0.1)
Depreciation for the year	2.3	0.2
Balance as of 31 December 2021	6.1	0.5

Carrying amount as of 31 December 2021	4.8	0.2

NOTE 9 – continued

	Vessels and		Other plant and
	capitalized dry-	Land and	operating
USDm	docking	buildings	equipment

Cost:
Balance as of 01 January 2020	42.4	10.4	0.6
Additions	—	1.3	—
Disposals	(42.4)	—	—
Balance as of 31 December 2020	—	11.7	0.6

Depreciation:
Balance as of 01 January 2020	15.5	2.3	0.2
Disposals	(17.1)	—	—
Depreciation for the year	1.6	2.3	0.2
Balance as of 31 December 2020	—	4.6	0.4

Carrying amount as of 31 December 2020	—	7.1	0.2

The sale and leaseback transactions relating to vessels were all classified as financing arrangements prior to implementation of IFRS 16 and did not result in derecognition of the underlying assets as control was retained by the Group. During 2020, the vessels were disposed of.

Schedule of the nature of the Group's leasing activities by type of right-of-use asset recognized on the balance sheet

			Other plant and
	Land and		operating
	buildings		equipment

No. of right-of-use assets leased	16		20
Range of remaining term	0-6	years	0-4	years
Average remaining lease term	1.8	years	1.8	years
No. of leases with extension options	12		9
No. of leases with options to purchase	—		1
No. of leases with termination options	10		13

Schedule of Maturity analysis of lease liabilities

USDm	2022	2021	2020
Maturity analysis - contractual undiscounted cash flow
Less than one year	2.7	2.8	2.8
One to five years	2.6	3.0	5.9
More than five years	—	0.1	0.1
Total undiscounted lease liabilities as of 31 December	5.3	5.9	8.8

Lease liabilities included under “Borrowings” as of 31 December	5.0	5.6	8.3

Non-current	2.5	3.7	6.2
Current	2.5	1.9	2.1